Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,891,704)	$ (6,327,016)	$ (7,791,584)	$ (6,254,685)
Depreciation expense	1,390	4,220	4,220	805
Amortization of Debt Discounts Issuance and Warrants	1,425,679	2,433,224	2,646,459	1,151,474
Make-whole expense		116,688	116,688	362,496
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid Expenses	(35,000)
Employee Advances	(77,500)
Accounts Payable	(943,434)	1,116,328	1,347,602	216,426
Accrued Expenses	133,900	(15,000)	147,500	15,000
Accrued Interest on Convertible Notes	613,605	708,179	802,479	656,913
Accrued Payroll and payroll taxes	(134,654)	(172,430)	(280,331)	58,991
Net cash used in operating activities	(4,907,718)	(2,135,807)	(3,006,967)	(3,792,580)
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed Asset Addition		(19)
Employee Advances				956
Increase in Shareholder Loan				(49,075)
Shareholder Loan Repayment		1,145	1,145	279,000
Net cash provided by investing activities		1,126	1,145	230,881
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred Offering Costs		(108,240)	(284,176)	(172,021)
Short-Term Borrowings	250,000
Short-Term Loan Repayments	(250,000)
Initial Public Offering (Net of Fees)	5,225,840
Net Proceeds from Conversion of Debt A, B, C, D, E & F	1,501,000	2,087,500	3,157,500	3,824,412
Net cash provided by financing activities	6,726,840	1,979,260	2,873,324	3,652,391
Net change in cash	1,819,122	(155,421)	(132,498)	90,692
Cash – beginning of period	38,982	171,480	171,480	80,788
Cash – end of period	1,858,104	16,059	38,982	171,480
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Discount on Notes Payable – redemption premium	750,500	1,331,250	1,541,250	1,427,000
Dividends Payable	31,250	93,750	125,000	125,000
Discount on Notes Payable – placement agent warrants				273,670
Conversion of Make-whole Liability to Common Stock & APIC		700,000
Conversion of Preferred Stock to Common Stock	1,302
Amortization of deferred offering costs	751,050
Conversion of Convertible Notes into Common Stock	24,757,252
Conversion of Warrants into Common Stock	116
Issuance of Common Stock to Investor Advisor – Settlement	320
Unwind of 4% anti-dilution to Noble		757,597
Deferred offering costs recorded as accounts payable		$ 197,023	142,664	152,189
Make-whole Stock Liability			700,000
Unwind of Make-whole Stock Liability			$ 757,597